Quarterly Holdings Report
for
Fidelity Advisor® Floating Rate High Income Fund
July 31, 2023
AFR-NPRT3-0923
1.819945.118
Bank Loan Obligations - 87.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.8%
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 11.1831% 3/19/26 (b)(c)(d)	13,002	12,439
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8.307% 12/31/27 (b)(c)(d)	4,062	4,058
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4919% 8/24/28 (b)(c)(d)	38,922	38,934
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4919% 2/22/27 (b)(c)(d)	36,710	36,754
TOTAL AEROSPACE		92,185
Air Transportation - 1.5%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.3378% 4/20/28 (b)(c)(d)	24,876	25,736
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8391% 8/11/28 (b)(c)(d)	17,313	17,291
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9187% 4/8/26 (b)(c)(d)	4,880	4,868
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9187% 4/4/26 (b)(c)(d)	2,623	2,617
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9525% 11/23/28 (b)(c)(d)(e)	19,304	18,596
2LN, term loan:
3 month U.S. LIBOR + 8.000% 13.193% 11/23/29 (b)(c)(d)(e)	4,100	3,950
CME Term SOFR 3 Month Index + 7.000% 12.193% 11/23/29 (b)(c)(d)(e)	8,145	8,104
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7637% 7/2/27 (b)(c)(d)	21,784	22,694
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4919% 3/17/30 (b)(c)(d)	5,327	5,107
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0761% 10/20/27 (b)(c)(d)	19,542	20,301
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.3919% 3/24/28 (b)(c)(d)(e)	12,280	11,850
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2919% 4/21/28 (b)(c)(d)	24,575	24,581
TOTAL AIR TRANSPORTATION		165,695
Automotive & Auto Parts - 1.6%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1687% 3/5/28 (b)(c)(d)	18,862	17,497
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1599% 4/18/29 (b)(c)(d)	5,240	5,237
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0687% 4/20/30 (b)(c)(d)	26,480	26,454
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.8278% 6/3/28 (b)(c)(d)	39,685	37,794
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4058% 12/17/28 (b)(c)(d)	13,015	12,755
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4775% 11/2/27 (b)(c)(d)	15,219	15,155
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6831% 12/17/28 (b)(c)(d)	26,629	21,274
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.1687% 1/26/29 (b)(c)(d)	18,392	13,668
Rough Country LLC:
2LN, term loan 3 month U.S. LIBOR + 6.500% 11.8419% 7/28/29 (b)(c)(d)	6,095	5,676
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0035% 7/28/28 (b)(c)(d)	3,631	3,511
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1831% 1/29/28 (b)(c)(d)	20,227	18,999
TOTAL AUTOMOTIVE & AUTO PARTS		178,020
Banks & Thrifts - 0.6%
Citadel Securities LP Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7/26/30 (c)(d)(f)	5,200	5,155
CME Term SOFR 1 Month Index + 2.500% 7.717% 2/2/28 (b)(c)(d)	30,933	30,714
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9919% 4/9/27 (b)(c)(d)	12,595	12,101
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3383% 12/22/28 (b)(c)(d)	11,528	10,317
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1831% 12/1/28 (b)(c)(d)	6,481	6,449
TOTAL BANKS & THRIFTS		64,736
Broadcasting - 1.5%
AppLovin Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4187% 10/25/28 (b)(c)(d)	8,055	8,042
Tranche B, term loan CME Term SOFR 1 Month Index + 3.350% 8.6687% 8/15/25 (b)(c)(d)	18,297	18,279
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.2534% 8/24/26 (b)(c)(d)	8,575	6,488
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (b)(c)(d)	71,092	1,929
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.213% 12/1/28 (b)(c)(d)	41,097	38,734
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9331% 9/19/26 (b)(c)(d)	20,599	20,580
Sinclair Television Group, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 7.9331% 9/30/26 (b)(c)(d)	5,220	4,636
1 month U.S. LIBOR + 3.000% 8.4331% 4/1/28 (b)(c)(d)	2,940	2,312
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 9.1687% 4/21/29 (b)(c)(d)	13,762	10,006
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.5035% 8/14/26 (b)(c)(d)	11,742	11,725
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 6/24/29 (b)(c)(d)	7,821	7,799
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.443% 3/24/26 (b)(c)(d)	4,535	4,508
1 month U.S. LIBOR + 3.250% 8.443% 1/31/29 (b)(c)(d)	39,026	38,489
Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 7.943% 3/15/24 (b)(c)(d)	385	383
TOTAL BROADCASTING		173,910
Building Materials - 3.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (b)(c)(d)	49,373	42,362
APi Group DE, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.9331% 10/1/26 (b)(c)(d)	13,759	13,763
CME Term SOFR 1 Month Index + 2.750% 8.1831% 12/16/28 (b)(c)(d)	11,470	11,485
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2637% 5/31/30 (b)(c)(d)	23,794	23,791
Foley Products Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1419% 12/29/28 (b)(c)(d)	6,438	6,366
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6662% 2/25/29 (b)(c)(d)	84,756	80,413
Ingersoll-Rand Services Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9525% 2/28/27 (b)(c)(d)	17,604	17,588
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7/26/30 (c)(d)(e)(f)	4,175	4,165
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8419% 4/29/29 (b)(c)(d)	38,562	38,002
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6687% 4/1/29 (b)(c)(d)	20,012	19,999
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6687% 10/15/28 (b)(c)(d)	9,016	8,775
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.9331% 6/4/28 (b)(c)(d)	36,814	36,262
CME Term SOFR 3 Month Index + 3.500% 8.9187% 6/2/28 (b)(c)(d)	11,382	11,213
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.9058% 9/22/28 (b)(c)(d)	19,816	19,838
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.2156% 2/16/28 (b)(c)(d)	9,572	9,506
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 5/14/28 (b)(c)(d)	11,343	10,948
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8525% 10/19/27 (b)(c)(d)	9,727	9,686
TOTAL BUILDING MATERIALS		364,162
Cable/Satellite TV - 1.8%
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 7.1155% 2/1/27 (b)(c)(d)	65,028	64,533
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 1 month U.S. LIBOR + 2.250% 7.5861% 1/31/28 (b)(c)(d)	31,425	30,320
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.3361% 10/15/29 (b)(c)(d)	2,855	2,779
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8361% 4/15/27 (b)(c)(d)	21,326	18,546
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7216% 1/18/28 (b)(c)(d)	48,017	44,068
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.4331% 8/2/27 (b)(c)(d)	13,216	13,119
Virgin Media Bristol LLC:
Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.8361% 1/31/28 (b)(c)(d)	21,915	21,318
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3106% 3/6/31 (b)(c)(d)	12,610	12,389
TOTAL CABLE/SATELLITE TV		207,072
Capital Goods - 0.6%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4331% 7/22/29 (b)(c)(d)	8,581	8,579
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1046% 3/17/30 (b)(c)(d)	23,675	23,675
CPM Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 8.250% 13.4775% 11/15/26 (b)(c)(d)	2,917	2,898
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7275% 11/15/25 (b)(c)(d)	7,485	7,483
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.6387% 1/24/29 (b)(c)(d)	16,131	16,082
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.2583% 4/16/25 (b)(c)(d)(e)	4,607	4,365
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.500% 8.6023% 7/31/27 (b)(c)(d)	9,399	9,358
TOTAL CAPITAL GOODS		72,440
Chemicals - 3.4%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9525% 9/30/28 (b)(c)(d)	21,545	20,944
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.4187% 9/22/29 (b)(c)(d)(e)	3,385	3,030
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0687% 11/24/27 (b)(c)(d)	10,457	10,118
2LN, term loan 1 month U.S. LIBOR + 7.750% 13.1687% 11/24/28 (b)(c)(d)	12,310	11,079
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4187% 11/24/27 (b)(c)(d)	19,078	18,458
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6156% 8/29/29 (b)(c)(d)	5,933	5,940
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 5/27/29 (b)(c)(d)	15,345	15,083
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 5/7/25 (b)(c)(d)(e)	11,544	11,198
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 8.0379% 5/7/25 (b)(c)(d)	4,074	4,000
Cyanco Intermediate 2 Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9148% 7/7/28 (b)(c)(d)	5,465	5,445
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (b)(c)(d)	34,960	34,047
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.121% 5/27/28 (b)(c)(d)	18,355	17,263
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.920% 9.2669% 7/3/28 (b)(c)(d)	13,449	11,521
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7794% 3/15/29 (b)(c)(d)	41,712	39,254
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8429% 3/15/30 (b)(c)(d)	8,290	6,660
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 12/29/27 (b)(c)(d)	7,689	6,041
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 2/10/30 (b)(c)(d)	7,590	7,500
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1687% 3/1/30 (b)(c)(d)	7,839	7,770
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1831% 1/20/26 (b)(c)(d)	24,510	24,272
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1767% 12/1/26 (b)(c)(d)	14,082	12,721
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 9.2535% 11/9/28 (b)(c)(d)	21,532	20,597
CME Term SOFR 1 Month Index + 5.000% 10.2684% 11/9/28 (b)(c)(d)	9,100	8,838
CME Term SOFR 3 Month Index + 4.500% 9.8419% 11/9/28 (b)(c)(d)	12,388	12,001
Starfruit U.S. Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3181% 4/3/28 (b)(c)(d)	25,641	25,529
CME Term SOFR 1 Month Index + 4.000% 9.3467% 4/3/28 (b)(c)(d)	9,940	9,841
The Chemours Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1687% 4/3/25 (b)(c)(d)	16,908	16,841
U.S. Coatings Acquisition, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2419% 12/20/29 (b)(c)(d)	6,351	6,366
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.3125% 9/22/28 (b)(c)(d)	17,449	17,397
TOTAL CHEMICALS		389,754
Consumer Products - 2.3%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4908% 2/7/29 (b)(c)(d)	22,951	22,722
Aip Rd Buyer Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5687% 12/22/28 (b)(c)(d)	9,189	9,022
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3187% 12/23/28 (b)(c)(d)	17,625	17,559
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0687% 12/10/28 (b)(c)(d)	31,082	31,153
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 7.4187% 5/23/27 (b)(c)(d)	9,536	9,458
CME Term SOFR 1 Month Index + 3.500% 8.8187% 12/13/29 (b)(c)(d)	11,481	11,486
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7995% 11/8/27 (b)(c)(d)	20,007	19,949
Conair Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2879% 5/17/28 (b)(c)(d)	11,453	10,876
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2222% 1/6/28 (b)(c)(d)	1,535	1,459
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1831% 12/21/25 (b)(c)(d)	13,622	13,580
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 12/22/26 (b)(c)(d)	18,792	18,397
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (b)(c)(d)	22,428	21,966
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7535% 3/4/28 (b)(c)(d)	8,121	8,088
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.9331% 10/21/28 (b)(c)(d)	12,701	9,629
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6831% 8/5/28 (b)(c)(d)	22,492	21,649
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 6/22/30 (c)(d)(f)	21,240	21,160
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.1699% 12/21/27 (b)(c)(d)	14,478	13,935
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.6956% 12/21/28 (b)(c)(d)	2,135	1,751
TOTAL CONSUMER PRODUCTS		263,839
Containers - 1.7%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6831% 3/3/28 (b)(c)(d)	26,304	25,948
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.38% 3/11/28 (b)(c)(d)	21,016	20,688
1 month U.S. LIBOR + 3.750% 8.976% 3/11/28 (b)(c)(d)	10,595	10,509
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.2925% 7/1/26 (b)(c)(d)	25,342	25,314
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1831% 12/1/27 (b)(c)(d)	15,336	15,257
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4331% 8/4/27 (b)(c)(d)	18,259	18,222
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1043% 2/9/26 (b)(c)(d)	9,710	9,151
Pregis TopCo Corp. 1LN, term loan:
3 month U.S. LIBOR + 3.750% 9.1831% 8/1/26 (b)(c)(d)	1,965	1,956
3 month U.S. LIBOR + 4.000% 9.0687% 7/31/26 (b)(c)(d)	9,650	9,610
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1687% 1/30/27 (b)(c)(d)	18,377	18,335
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.6831% 2/5/26 (b)(c)(d)	13,475	13,455
1 month U.S. LIBOR + 3.250% 8.6831% 9/24/28 (b)(c)(d)	10,527	10,502
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 8/12/28 (b)(c)(d)	9,108	9,088
TOTAL CONTAINERS		188,035
Diversified Financial Services - 2.2%
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.717% 2/4/28 (b)(c)(d)	14,555	14,528
AVSC Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.7648% 3/1/25 (b)(c)(d)	6,498	6,400
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.7648% 10/15/26 (b)(c)(d)	6,198	6,169
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 1/27/27 (b)(c)(d)	6,529	6,493
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3187% 1/26/29 (b)(c)(d)	12,135	12,086
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7535% 7/12/28 (b)(c)(d)	5,765	5,721
FinCo I LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 8.081% 6/27/25 (b)(c)(d)	1,838	1,835
CME Term SOFR 1 Month Index + 3.000% 6/27/29 (c)(d)(f)	2,880	2,866
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6025% 6/24/28 (b)(c)(d)	13,947	13,874
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3525% 6/30/28 (b)(c)(d)	17,291	17,239
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.3807% 9/24/27 (b)(c)(d)	7,082	6,744
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2419% 4/20/30 (b)(c)(d)	19,509	19,460
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6123% 4/21/28 (b)(c)(d)	13,281	13,008
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7216% 6/15/30 (b)(c)(d)	4,360	4,344
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 11.6687% 11/1/29 (b)(c)(d)	14,420	12,978
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1687% 11/8/26 (b)(c)(d)	13,667	13,246
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 3/8/30 (c)(d)(f)	5,745	5,719
TransUnion LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1687% 11/16/26 (b)(c)(d)	22,042	21,945
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6831% 12/1/28 (b)(c)(d)	14,861	14,830
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.369% 4/29/26 (b)(c)(d)	9,750	9,732
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.808% 2/9/27 (b)(c)(d)	22,884	22,350
CME Term SOFR 1 Month Index + 5.500% 10.808% 2/15/27 (b)(c)(d)	13,287	13,137
TOTAL DIVERSIFIED FINANCIAL SERVICES		244,704
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 10.038% 10/28/27 (b)(c)(d)	11,905	11,057
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.8919% 2/10/27 (b)(c)(d)	39,796	34,355
Cmg Media Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.8419% 12/17/26 (b)(c)(d)	50,084	45,290
TOTAL DIVERSIFIED MEDIA		90,702
Energy - 2.7%
American Consolidated Natural term loan 20.5% 9/16/25 (b)(d)	1,660	1,660
Apro LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2463% 11/14/26 (b)(c)(d)	17,666	17,621
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6751% 10/14/27 (b)(c)(d)	24,029	23,849
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 3/17/28 (b)(c)(d)	7,330	7,175
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7/20/30 (c)(d)(f)	7,175	7,119
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 6/4/28 (b)(c)(d)	65,929	65,860
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9187% 11/19/29 (b)(c)(d)	29,172	28,891
EG America LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.1645% 2/6/25 (b)(c)(d)	14,439	14,353
CME Term SOFR 1 Month Index + 4.250% 9.4145% 3/10/26 (b)(c)(d)	6,153	6,115
CME Term SOFR 1 Month Index + 5.500% 9.467% 2/7/28 (b)(c)(d)	10,843	10,410
Tranche BB 1LN, term loan:
6 month U.S. LIBOR + 4.000% 9.3563% 2/5/25 (b)(c)(d)	1,222	1,218
CME Term SOFR 1 Month Index + 4.000% 9.217% 2/5/25 (b)(c)(d)	6,833	6,773
EG Finco Ltd. Tranche B, term loan 6 month U.S. LIBOR + 4.000% 9.1645% 2/6/25 (b)(c)(d)	2,842	2,825
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 9.9596% 8/27/28 (b)(c)(d)	15,190	15,114
GIP II Blue Holding LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.717% 9/29/28 (b)(c)(d)	44,666	44,742
GIP III Stetson I LP Tranche B, term loan 1 month U.S. LIBOR + 4.250% 9.6687% 7/18/25 (b)(c)(d)	17,411	17,402
Natgasoline LLC Tranche B, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 11/14/25 (b)(c)(d)	11,358	11,273
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6137% 2/14/30 (b)(c)(d)	8,673	8,608
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4331% 1/23/27 (b)(c)(d)	2,666	2,664
Win Waste Innovations Holdings Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.1831% 3/25/28 (b)(c)(d)	9,695	8,554
TOTAL ENERGY		302,226
Entertainment/Film - 0.2%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.9331% 9/1/27 (b)(c)(d)	10,661	10,301
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.9331% 9/1/27 (b)(c)(d)	7,520	7,260
TOTAL ENTERTAINMENT/FILM		17,561
Environmental - 0.4%
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8187% 11/30/28 (b)(c)(d)	10,362	10,335
CME Term SOFR 1 Month Index + 3.000% 8.2022% 11/30/28 (b)(c)(d)	4,902	4,899
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8187% 11/30/28 (b)(c)(d)	786	784
CME Term SOFR 1 Month Index + 3.000% 8.2022% 11/30/28 (b)(c)(d)	368	367
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (b)(c)(d)	32,260	31,608
TOTAL ENVIRONMENTAL		47,993
Food & Drug Retail - 0.5%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 10.1831% 10/1/25 (b)(c)(d)	3,304	3,059
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 12.0919% 8/1/29 (b)(c)(d)	21,235	21,087
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.6687% 1/29/27 (b)(c)(d)	12,816	12,751
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 10.7727% 11/20/25 (b)(c)(d)	18,384	6,434
Primary Products Finance LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3967% 4/1/29 (b)(c)(d)	6,224	6,197
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 1/31/28 (c)(d)(f)	11,085	10,762
TOTAL FOOD & DRUG RETAIL		60,290
Food/Beverage/Tobacco - 1.4%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.750% 13.1831% 10/1/26 (b)(c)(d)	2,240	1,478
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1831% 10/1/25 (b)(c)(d)	4,376	4,043
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5921% 1/24/29 (b)(c)(d)	33,385	31,435
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3419% 1/24/30 (b)(c)(d)	8,175	6,531
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 10/23/27 (b)(c)(d)	16,537	16,512
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6554% 5/16/29 (b)(c)(d)	41,342	39,964
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 9/23/27 (b)(c)(d)	9,206	9,117
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.4919% 3/31/28 (b)(c)(d)	46,463	44,889
TOTAL FOOD/BEVERAGE/TOBACCO		153,969
Gaming - 4.0%
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4525% 1/26/30 (b)(c)(d)	103,660	103,590
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3187% 1/27/29 (b)(c)(d)	123,142	121,703
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7535% 7/4/28 (b)(c)(d)	12,899	12,895
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1674% 5/26/30 (b)(c)(d)	24,670	24,608
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4368% 10/31/29 (b)(c)(d)	13,882	13,855
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4368% 3/16/27 (b)(c)(d)	12,887	12,847
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5379% 4/26/28 (b)(c)(d)	12,222	12,054
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/20/30 (c)(d)(f)	9,430	9,430
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.9331% 5/29/26 (b)(c)(d)	3,424	3,425
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1687% 5/3/29 (b)(c)(d)	10,217	10,194
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3022% 4/14/29 (b)(c)(d)	25,181	25,106
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.7684% 4/4/29 (b)(c)(d)	35,624	35,151
Stars Group Holdings BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.7535% 7/21/26 (b)(c)(d)	33,648	33,606
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.6687% 2/7/27 (b)(c)(d)	36,016	35,860
TOTAL GAMING		454,324
Healthcare - 5.0%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6419% 2/15/29 (b)(c)(d)	13,640	10,668
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 8/24/28 (b)(c)(d)	14,530	14,512
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6687% 11/6/27 (b)(c)(d)	11,947	11,937
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.427% 2/12/28 (b)(c)(d)	8,955	8,770
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4331% 1/8/27 (b)(c)(d)	18,154	17,909
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.963% 8/1/27 (b)(c)(d)	15,886	15,632
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4331% 11/1/28 (b)(c)(d)	12,038	11,998
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2419% 3/31/29 (b)(c)(d)	14,947	14,848
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.3419% 10/1/27 (b)(c)(d)	78,553	77,159
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.21% 10/29/27 (b)(c)(d)	2,962	2,884
CME Term SOFR 3 Month Index + 5.000% 10.21% 10/29/27 (b)(c)(d)	6,006	5,916
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.21% 10/29/27 (b)(c)(d)	375	365
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.1558% 3/15/28 (b)(c)(d)	24,967	24,921
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8919% 1/6/29 (b)(c)(d)	13,292	13,272
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6831% 5/4/28 (b)(c)(d)	36,115	36,149
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 5/5/28 (b)(c)(d)	34,172	34,129
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3201% 10/19/27 (b)(c)(d)	14,607	14,591
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6831% 8/31/26 (b)(c)(d)	12,143	11,318
2LN, term loan 1 month U.S. LIBOR + 8.250% 13.6831% 8/30/27 (b)(c)(d)	2,851	2,427
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6831% 10/23/28 (b)(c)(d)	27,172	26,875
National Mentor Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1532% 3/2/28 (b)(c)(d)	13,399	10,632
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.0919% 3/2/28 (b)(c)(d)	225	178
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2569% 6/2/28 (b)(c)(d)	37,823	37,662
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0035% 11/30/27 (b)(c)(d)	19,836	19,653
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.1831% 3/31/27 (b)(c)(d)	26,599	23,692
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6687% 4/20/29 (b)(c)(d)	16,701	16,581
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 11/15/28 (b)(c)(d)	45,162	44,945
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (b)(c)(d)	14,232	14,237
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1191% 8/31/26 (b)(c)(d)	17,450	17,443
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 12.7275% 10/1/29 (b)(c)(d)(e)	2,820	2,510
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4775% 10/1/28 (b)(c)(d)	12,100	11,347
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.6687% 12/15/27 (b)(c)(d)	14,806	14,151
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 11/20/26 (b)(c)(d)	4,449	4,067
TOTAL HEALTHCARE		573,378
Homebuilders/Real Estate - 0.8%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(d)(e)	22,575	21,446
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1831% 8/21/25 (b)(c)(d)	14,127	14,081
CME Term SOFR 1 Month Index + 3.250% 8.6686% 1/31/30 (b)(c)(d)	19,396	18,717
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2025% 1/27/29 (b)(c)(d)	11,299	11,226
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 3/16/30 (c)(d)(e)(f)	10,395	10,369
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4187% 9/1/27 (b)(c)(d)	18,809	18,772
TOTAL HOMEBUILDERS/REAL ESTATE		94,611
Hotels - 2.4%
ASP LS Acquisition Corp. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 10.1307% 5/7/28 (b)(c)(d)	11,566	9,878
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.4155% 9/9/26 (b)(c)(d)	8,982	8,915
Carnival Finance LLC Tranche B 1LN, term loan:
6 month U.S. LIBOR + 3.000% 8.4331% 6/30/25 (b)(c)(d)	20,670	20,638
6 month U.S. LIBOR + 3.250% 8.6831% 10/18/28 (b)(c)(d)	21,594	21,500
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4525% 11/30/29 (b)(c)(d)	31,941	31,971
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4331% 8/2/28 (b)(c)(d)	73,476	73,419
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 6.9392% 6/21/26 (b)(c)(d)	21,135	21,104
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.1687% 8/31/25 (b)(c)(d)	27,581	27,478
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 13.79% 6/23/26 (b)(c)(d)	7,796	6,601
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4716% 1/5/29 (b)(c)(d)	13,418	13,378
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 8.750% 13.4525% 2/28/25 (b)(c)(d)	19,832	19,403
U.S. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 13.3646% 5/29/26 (b)(c)(d)(e)	20,686	13,239
Wyndham Hotels & Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6687% 5/25/30 (b)(c)(d)	9,523	9,535
TOTAL HOTELS		277,059
Insurance - 5.1%
Acrisure LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.9331% 2/15/27 (b)(c)(d)	48,137	46,844
1 month U.S. LIBOR + 4.250% 9.6831% 2/15/27 (b)(c)(d)	13,998	13,876
CME Term SOFR 1 Month Index + 5.750% 10.8227% 2/15/27 (b)(c)(d)	55,410	55,479
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1831% 2/15/27 (b)(c)(d)	11,790	11,525
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9199% 11/12/27 (b)(c)(d)	33,485	33,379
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7216% 11/6/27 (b)(c)(d)	14,322	14,286
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 7.443% 2/19/28 (b)(c)(d)	22,570	22,471
CME Term SOFR 1 Month Index + 2.750% 7.9525% 2/19/28 (b)(c)(d)	6,025	6,012
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4187% 2/28/28 (b)(c)(d)	15,545	15,284
AssuredPartners, Inc.:
1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8187% 2/13/27 (b)(c)(d)	12,186	12,110
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.9331% 2/13/27 (b)(c)(d)	740	735
1 month U.S. LIBOR + 3.500% 8.9331% 2/13/27 (b)(c)(d)	17,975	17,846
Asurion LLC:
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6687% 8/19/28 (b)(c)(d)	34,743	33,266
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.6831% 1/31/28 (b)(c)(d)	53,143	47,088
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.6831% 1/20/29 (b)(c)(d)	66,726	58,156
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7879% 12/23/26 (b)(c)(d)	31,988	31,112
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7879% 7/31/27 (b)(c)(d)	32,788	31,303
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.0722% 11/10/29 (b)(c)(d)	9,706	9,719
CME Term SOFR 1 Month Index + 4.250% 9.5835% 6/8/30 (b)(c)(d)	74,454	74,733
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.7879% 12/2/26 (b)(c)(d)	6,112	6,111
CME Term SOFR 1 Month Index + 3.750% 8.9919% 11/22/29 (b)(c)(d)	43,894	43,856
TOTAL INSURANCE		585,191
Leisure - 2.4%
Alterra Mountain Co. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.9331% 8/17/28 (b)(c)(d)	18,229	18,191
CME Term SOFR 1 Month Index + 3.750% 9.1687% 5/31/30 (b)(c)(d)	1,350	1,346
Arcis Golf LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6831% 11/24/28 (b)(c)(d)	10,482	10,482
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 11/24/28 (c)(d)(f)	787	787
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4058% 7/21/28 (b)(c)(d)	44,767	44,095
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.2879% 9/18/24 (b)(c)(d)	10,228	9,961
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.3811% 7/31/28 (b)(c)(d)	11,494	11,487
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3187% 1/15/30 (b)(c)(d)	32,770	32,770
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.731% 9/8/24 (b)(c)(d)	7,325	5,836
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.7305% 3/8/24 (b)(c)(d)	28,993	27,187
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1831% 8/27/28 (b)(c)(d)	6,588	6,588
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.8681% 12/14/26 (b)(c)(d)(e)	22,401	21,057
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4331% 8/25/28 (b)(c)(d)	18,046	18,023
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9187% 3/9/30 (b)(c)(d)	30,913	30,841
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6307% 12/30/26 (b)(c)(d)	34,629	25,842
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.1307% 12/30/27 (b)(c)(d)	3,500	2,450
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 14.1307% 12/30/26 (b)(c)(d)	3,540	2,797
TOTAL LEISURE		269,740
Metals/Mining - 0.3%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 7/27/30 (c)(d)(f)	15,940	15,923
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1687% 3/23/30 (b)(c)(d)	12,237	12,231
TOTAL METALS/MINING		28,154
Paper - 0.7%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2879% 2/4/28 (b)(c)(d)	6,668	6,311
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5937% 4/13/29 (b)(c)(d)	75,307	74,561
TOTAL PAPER		80,872
Publishing/Printing - 0.5%
Harland Clarke Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.2535% 6/16/26 (b)(c)(d)	15,246	13,334
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.500% 13.925% 3/13/25 (b)(c)(d)	8,808	8,791
3 month U.S. LIBOR + 3.250% 8.8081% 3/13/25 (b)(c)(d)	6,134	6,120
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9187% 1/28/29 (b)(c)(d)	13,177	13,029
RLG Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.500% 12.9331% 7/2/29 (b)(c)(d)	2,290	2,101
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6831% 7/8/28 (b)(c)(d)	9,023	8,652
TOTAL PUBLISHING/PRINTING		52,027
Railroad - 0.7%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0148% 4/6/28 (b)(c)(d)	16,558	16,206
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 11/23/28 (b)(c)(d)	13,279	12,933
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3419% 12/30/26 (b)(c)(d)	18,268	18,245
Wwex Unified Topco Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5035% 7/26/28 (b)(c)(d)	25,292	24,266
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.5035% 7/22/29 (b)(c)(d)	4,920	4,018
TOTAL RAILROAD		75,668
Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.1831% 11/19/26 (b)(c)(d)	5,369	5,330
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1875% 6/29/29 (b)(c)(d)	12,247	12,228
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 12/1/28 (b)(c)(d)	5,944	5,914
KFC Holding Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.0944% 3/15/28 (b)(c)(d)	13,686	13,628
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0035% 10/20/28 (b)(c)(d)	10,688	10,471
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 11.7689% 3/1/26 (b)(c)(d)	12,473	11,818
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 4/1/29 (b)(c)(d)	8,045	7,859
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6831% 8/3/28 (b)(c)(d)	38,686	38,493
TOTAL RESTAURANTS		105,741
Services - 10.6%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2025% 12/20/29 (b)(c)(d)	12,280	11,942
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 12/21/28 (b)(c)(d)	51,770	51,679
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2025% 12/21/28 (b)(c)(d)	34,529	34,544
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (c)(d)(g)	11,321	11,326
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 9/7/28 (b)(c)(d)	5,447	5,433
All-Star Bidco AB:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.900% 8.95% 11/16/28 (b)(c)(d)	6,476	6,400
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.55% 11/16/28 (b)(c)(d)	16,499	16,293
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1687% 5/14/28 (b)(c)(d)	43,066	41,444
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6197% 7/9/28 (b)(c)(d)	22,908	22,872
Aramark Services, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 7.9331% 4/6/28 (b)(c)(d)	26,696	26,616
CME Term SOFR 1 Month Index + 2.500% 7.9331% 6/22/30 (b)(c)(d)	576	574
Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.1831% 1/15/27 (b)(c)(d)	4,663	4,636
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.8359% 6/30/28 (b)(c)(d)	7,079	7,026
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 11.1687% 12/10/29 (b)(c)(d)	17,350	14,766
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9187% 12/10/28 (b)(c)(d)	45,280	42,519
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4187% 8/19/28 (b)(c)(d)	33,730	32,278
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9187% 3/16/29 (b)(c)(d)	15,095	15,076
Brand Energy & Infrastructure Services, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 7/25/30 (c)(d)(f)	33,390	32,333
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.6381% 6/21/24 (b)(c)(d)	59,197	59,012
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.693% 2/7/26 (b)(c)(d)	28,288	27,679
CME Term SOFR 1 Month Index + 3.750% 8.967% 12/30/28 (b)(c)(d)	13,349	12,998
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6831% 9/30/28 (b)(c)(d)	5,628	5,613
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.217% 2/2/28 (b)(c)(d)	6,774	6,761
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2691% 5/3/29 (b)(c)(d)(e)	18,107	17,790
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 6/2/28 (b)(c)(d)	45,642	41,855
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.87% 8/16/28 (b)(c)(d)	13,805	13,684
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.2584% 7/19/28 (b)(c)(d)	28,879	23,315
Ensemble RCM LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8954% 8/1/26 (b)(c)(d)	11,696	11,678
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4537% 10/19/28 (b)(c)(d)	9,374	9,397
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 10/21/28 (b)(c)(d)	11,469	11,439
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (b)(c)(d)	13,700	12,454
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.231% 6/13/24 (b)(c)(d)	44,596	43,157
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1831% 3/3/28 (b)(c)(d)	18,489	18,188
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.0929% 3/10/26 (b)(c)(d)	9,107	8,333
CME Term SOFR 3 Month Index + 4.750% 10.3111% 3/10/26 (b)(c)(d)	27,467	25,338
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0687% 4/29/29 (b)(c)(d)	13,050	12,283
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 10.5254% 7/30/26 (b)(c)(d)	15,892	15,907
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.193% 12/1/27 (b)(c)(d)	10,024	10,005
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9894% 3/5/28 (b)(c)(d)	4,570	4,288
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0919% 3/26/28 (b)(c)(d)	31,611	30,849
KNS Acquisitions, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 6.250% 11.6831% 4/21/27 (b)(c)(d)	11,596	9,775
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2419% 6/12/30 (b)(c)(d)	51,560	51,274
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 9.4331% 1/23/27 (b)(c)(d)	18,993	18,470
CME Term SOFR 1 Month Index + 4.000% 9.2216% 2/15/29 (b)(c)(d)	26,727	25,792
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 13.967% 1/31/28 (b)(c)(d)	10,815	9,725
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (b)(c)(d)	72,478	64,053
Omnia Partners LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/19/30 (c)(d)(f)	19,215	19,215
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/19/30 (c)(d)(f)	1,805	1,805
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.3384% 8/14/26 (b)(c)(d)	10,145	9,739
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4187% 8/4/28 (b)(c)(d)	36,247	36,176
PowerTeam Services LLC:
1LN, term loan 3 month U.S. LIBOR + 3.250% 8.5919% 3/5/25 (b)(c)(d)	1,462	1,362
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8419% 3/6/25 (b)(c)(d)	13,228	12,335
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.9331% 12/10/26 (b)(c)(d)	11,127	11,099
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0687% 2/24/28 (b)(c)(d)	7,631	7,596
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1831% 8/27/28 (b)(c)(d)	8,308	8,219
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (b)(c)(d)	84,649	71,399
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.1419% 8/29/25 (b)(c)(d)	7,930	7,414
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.4437% 3/23/27 (b)(c)(d)	5,565	5,649
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.0183% 3/3/30 (b)(c)(d)	32,251	32,244
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6687% 11/3/29 (b)(c)(d)	6,014	6,018
TOTAL SERVICES		1,209,139
Specialty Retailing - 0.1%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.6136% 6/30/27 (b)(c)(d)	17,507	15,931
Steel - 0.1%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.3781% 1/24/27 (b)(c)(d)	11,572	11,502
Super Retail - 3.8%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.943% 11/6/27 (b)(c)(d)	13,032	13,065
At Home Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4775% 7/24/28 (b)(c)(d)	17,501	11,237
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.943% 3/5/28 (b)(c)(d)	306,112	304,905
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8924% 2/3/27 (b)(c)(d)	11,475	11,483
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.2546% 4/1/28 (b)(c)(d)	14,571	11,912
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 3/8/30 (b)(c)(d)	8,913	8,902
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 8.1831% 10/19/27 (b)(c)(d)	7,525	7,450
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1687% 12/18/27 (b)(c)(d)	14,346	13,887
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.7535% 4/15/28 (b)(c)(d)	23,419	21,552
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3187% 3/3/30 (b)(c)(d)	15,193	15,136
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.9331% 10/20/28 (b)(c)(d)	6,705	6,493
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6687% 10/20/28 (b)(c)(d)	9,310	9,058
TOTAL SUPER RETAIL		435,080
Technology - 15.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 10.2611% 3/10/27 (b)(c)(d)	15,523	15,213
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 2/16/28 (b)(c)(d)	7,455	7,395
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9439% 7/30/28 (b)(c)(d)	34,208	33,729
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.9% 10/8/27 (b)(c)(d)	10,940	10,915
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 8/10/25 (b)(c)(d)	37,311	28,123
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7419% 9/19/26 (b)(c)(d)	18,828	18,850
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.6687% 4/23/26 (b)(c)(d)	15,088	14,896
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8054% 2/15/29 (b)(c)(d)	71,988	69,766
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 3.5% 2/15/29 (b)(c)(d)(g)	8,866	8,592
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6687% 5/13/29 (b)(c)(d)	18,275	18,298
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.4882% 11/24/26 (b)(c)(d)	21,787	11,264
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4331% 10/31/26 (b)(c)(d)	24,078	24,056
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 8.4331% 10/31/26 (b)(c)(d)	26,743	26,710
Central Parent, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 7/6/29 (b)(c)(d)	28,105	28,104
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.9757% 4/30/25 (b)(c)(d)	25,746	25,714
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8419% 3/30/29 (b)(c)(d)	38,315	36,643
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1831% 7/1/29 (b)(c)(d)	40,141	40,051
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6831% 4/4/26 (b)(c)(d)	41,863	38,911
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.9331% 9/30/28 (b)(c)(d)	25,512	24,944
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.5611% 2/10/28 (b)(c)(d)	9,842	9,359
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2637% 10/16/26 (b)(c)(d)	38,776	38,588
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.2637% 2/19/29 (b)(c)(d)	14,248	13,232
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1831% 3/31/29 (b)(c)(d)	2,490	2,193
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 8.967% 3/31/28 (b)(c)(d)	10,741	10,607
CME Term SOFR 1 Month Index + 4.750% 10.0687% 3/31/28 (b)(c)(d)	1,275	1,255
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.014% 7/6/29 (b)(c)(d)	55,196	55,250
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.2684% 10/6/29 (b)(c)(d)	11,588	11,414
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6831% 7/31/27 (b)(c)(d)	20,950	20,795
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4187% 9/12/29 (b)(c)(d)	58,492	58,262
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1025% 11/9/29 (b)(c)(d)	16,858	16,872
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6599% 7/13/30 (b)(c)(d)	4,545	4,452
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.5919% 8/19/28 (b)(c)(d)	10,414	10,401
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (b)(c)(d)	57,123	57,143
Imprivata, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 8.967% 12/1/27 (b)(c)(d)	9,775	9,626
CME Term SOFR 1 Month Index + 4.250% 9.3525% 12/1/27 (b)(c)(d)	990	980
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.963% 3/1/29 (b)(c)(d)	38,756	37,427
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3525% 5/3/28 (b)(c)(d)	88,204	84,924
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5687% 2/23/29 (b)(c)(d)	12,580	10,894
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1554% 8/17/29 (b)(c)(d)	27,671	27,593
NAVEX TopCo, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.000% 12.4187% 9/4/26 (b)(c)(d)	2,225	2,183
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6687% 9/5/25 (b)(c)(d)	9,193	9,168
Open Text Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 1/31/30 (b)(c)(d)	41,415	41,456
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4187% 11/10/27 (b)(c)(d)	23,655	23,110
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1687% 2/1/28 (b)(c)(d)	83,232	82,453
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5379% 6/2/28 (b)(c)(d)	72,209	68,069
Project Boost Purchaser LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 5/30/26 (b)(c)(d)	12,113	12,056
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6831% 8/31/28 (b)(c)(d)	43,491	42,808
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.0293% 2/15/28 (b)(c)(d)	33,050	14,497
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4331% 4/22/28 (b)(c)(d)	30,854	30,285
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1687% 9/30/28 (b)(c)(d)	13,919	12,423
Renaissance Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9919% 4/7/30 (b)(c)(d)	34,900	34,704
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.4187% 5/31/26 (b)(c)(d)	7,642	7,578
Roper Industrial Products Investment Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7419% 11/22/29 (b)(c)(d)	8,997	8,989
Sophia LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6687% 10/7/27 (b)(c)(d)	14,627	14,536
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 10/7/27 (b)(c)(d)	13,940	13,853
Sovos Compliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.9331% 8/11/28 (b)(c)(d)	11,829	11,477
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 7.1831% 4/16/25 (b)(c)(d)	6,845	6,839
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 7.1831% 4/16/25 (b)(c)(d)	6,524	6,518
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 7.1831% 4/16/25 (b)(c)(d)	31,292	31,257
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6687% 3/22/29 (b)(c)(d)	6,543	6,533
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6687% 3/22/29 (b)(c)(d)	9,861	9,846
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.3187% 8/31/28 (b)(c)(d)	43,876	43,920
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.863% 5/30/30 (b)(c)(d)	9,693	9,693
UKG, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2191% 5/4/26 (b)(c)(d)	27,721	27,670
Ultimate Software Group, Inc.:
1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.6184% 5/3/26 (b)(c)(d)	59,451	59,087
CME Term SOFR 1 Month Index + 4.500% 9.8767% 5/4/26 (b)(c)(d)	10,645	10,667
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6184% 5/3/27 (b)(c)(d)	28,250	27,844
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.4331% 9/1/25 (b)(c)(d)	25,499	21,379
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4331% 8/27/25 (b)(c)(d)	15,682	15,656
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4054% 1/13/29 (b)(c)(d)	22,678	22,519
Virgin Pulse, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.250% 12.6831% 4/6/29 (b)(c)(d)	745	648
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1831% 4/6/28 (b)(c)(d)	14,818	14,077
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6831% 3/27/28 (b)(c)(d)	21,051	21,077
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6687% 2/28/27 (b)(c)(d)	16,327	16,177
Weber-Stephen Products LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.6831% 10/30/27 (b)(c)(d)	8,333	7,426
CME Term SOFR 1 Month Index + 4.250% 9.6687% 10/30/27 (b)(c)(d)	5,723	5,107
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 9/30/26 (b)(c)(d)	26,141	26,100
TOTAL TECHNOLOGY		1,783,126
Telecommunications - 4.7%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.308% 10/31/27 (b)(c)(d)	11,774	10,459
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.808% 8/15/28 (b)(c)(d)	59,831	49,211
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 10.0379% 11/1/24 (b)(c)(d)	35,806	28,645
3 month U.S. LIBOR + 8.250% 13.981% 11/1/25 (b)(c)(d)	30,400	23,408
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.5861% 11/30/27 (b)(c)(d)	5,252	5,098
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7602% 1/18/30 (b)(c)(d)	6,393	6,409
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.8187% 12/12/26 (b)(c)(d)	10,353	10,316
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9319% 10/2/27 (b)(c)(d)	16,633	14,330
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.4775% 4/27/27 (b)(c)(d)	18,000	18,008
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2275% 4/27/27 (b)(c)(d)	5,998	6,002
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.1831% 5/1/28 (b)(c)(d)	47,300	44,839
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.3419% 6/30/28 (b)(c)(d)	4,808	2,683
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2025% 12/30/27 (b)(c)(d)	6,011	4,989
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.4435% 2/1/29 (b)(c)(d)	115,214	114,910
Level 3 Financing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1831% 3/1/27 (b)(c)(d)	9,250	8,679
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1558% 4/30/27 (b)(c)(d)	30,541	28,909
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.7887% 8/1/29 (b)(c)(d)	22,614	19,429
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6831% 9/25/26 (b)(c)(d)	48,495	40,728
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 7.17% 4/11/25 (b)(c)(d)	15,704	15,684
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6687% 9/21/27 (b)(c)(d)	25,757	24,190
Zayo Group Holdings, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.000% 8.4331% 3/9/27 (b)(c)(d)	57,450	43,638
CME Term SOFR 1 Month Index + 4.320% 9.6437% 3/9/27 (b)(c)(d)	21,528	16,439
TOTAL TELECOMMUNICATIONS		537,003
Textiles/Apparel - 0.7%
Canada Goose, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9331% 10/7/27 (b)(c)(d)	1,857	1,828
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.896% 2/17/29 (b)(c)(d)	31,601	31,631
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6064% 11/23/28 (b)(c)(d)	18,158	18,128
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.3623% 7/7/28 (b)(c)(d)	14,669	7,247
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 4/16/28 (b)(c)(d)	16,852	16,415
Victoria's Secret & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.5069% 8/2/28 (b)(c)(d)	8,967	8,788
TOTAL TEXTILES/APPAREL		84,037
Transportation Ex Air/Rail - 0.0%
ASP LS Acquisition Corp. 2LN, term loan 6 month U.S. LIBOR + 7.500% 13.1307% 5/7/29 (b)(c)(d)	2,965	2,283
Utilities - 1.7%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 8.1831% 8/1/25 (b)(c)(d)	54,504	54,397
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.0254% 12/15/27 (b)(c)(d)	3,480	3,458
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.5035% 2/15/24 (b)(c)(d)	16,649	14,984
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3919% 1/3/29 (b)(c)(d)	11,806	8,574
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6831% 6/23/28 (b)(c)(d)	14,320	14,180
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4331% 6/23/25 (b)(c)(d)	22,998	22,918
Pike Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 8.4331% 1/21/28 (b)(c)(d)	15,389	15,357
CME Term SOFR 1 Month Index + 3.500% 8.8187% 1/21/28 (b)(c)(d)	4,466	4,463
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9775% 3/2/27 (b)(c)(d)	36,367	36,354
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 7.1831% 12/31/25 (b)(c)(d)	22,587	22,554
TOTAL UTILITIES		197,239
TOTAL BANK LOAN OBLIGATIONS (Cost $10,297,221)		9,949,398

Nonconvertible Bonds - 4.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (h)	22,000	21,882
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	3,933	3,874
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	2,152	2,110
TOTAL AIR TRANSPORTATION		5,984
Automotive & Auto Parts - 0.8%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (h)	7,810	7,845
Ford Motor Credit Co. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.0438% 3/6/26 (b)(c)	16,070	16,118
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(h)	67,095	67,410
TOTAL AUTOMOTIVE & AUTO PARTS		91,373
Broadcasting - 0.3%
DISH Network Corp. 11.75% 11/15/27 (h)	19,930	20,061
Univision Communications, Inc.:
6.625% 6/1/27 (h)	15,545	15,125
8% 8/15/28 (h)(i)	4,800	4,836
TOTAL BROADCASTING		40,022
Building Materials - 0.0%
SRS Distribution, Inc. 4.625% 7/1/28 (h)	660	598
Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (h)	8,110	7,495
5.375% 6/1/29 (h)	16,225	14,827
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (h)	9,355	7,602
TOTAL CABLE/SATELLITE TV		29,924
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (h)	1,670	1,711
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	145	135
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (h)	8,380	8,108
TOTAL CHEMICALS		8,243
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	11,245	10,535
Energy - 0.3%
Citgo Petroleum Corp.:
6.375% 6/15/26 (h)	2,115	2,052
7% 6/15/25 (h)	9,610	9,494
New Fortress Energy, Inc.:
6.5% 9/30/26 (h)	6,915	6,345
6.75% 9/15/25 (h)	6,055	5,766
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	5,062	5,024
TOTAL ENERGY		28,681
Gaming - 0.6%
Affinity Gaming LLC 6.875% 12/15/27 (h)	7,315	6,471
Caesars Entertainment, Inc. 7% 2/15/30 (h)	7,670	7,747
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	37,830	33,005
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	5,940	5,938
Ontario Gaming GTA LP 8% 8/1/30 (h)(i)	605	611
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	7,363	7,068
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	1,205	1,157
4.25% 12/1/26 (h)	1,725	1,625
4.625% 12/1/29 (h)	985	900
TOTAL GAMING		64,522
Healthcare - 0.1%
Embecta Corp. 6.75% 2/15/30 (h)	8,365	7,355
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	14,885	13,040
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (h)	18,880	18,767
TOTAL HOMEBUILDERS/REAL ESTATE		31,807
Insurance - 0.1%
Alliant Holdings Intermediate LLC 6.75% 4/15/28 (h)	16,655	16,571
Leisure - 0.2%
Carnival Corp. 7.625% 3/1/26 (h)	14,205	14,013
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (h)	7,970	8,324
11.625% 8/15/27 (h)	5,355	5,847
TOTAL LEISURE		28,184
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (h)(i)	680	694
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	3,430	2,963
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (h)	660	656
CEC Entertainment LLC 6.75% 5/1/26 (h)	4,045	3,890
TOTAL RESTAURANTS		4,546
Services - 0.3%
Aramark Services, Inc. 6.375% 5/1/25 (h)	2,535	2,535
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (h)	4,560	4,651
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	4,675	4,517
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (h)	6,300	5,795
PowerTeam Services LLC 9.033% 12/4/25 (h)	18,825	17,699
TOTAL SERVICES		35,197
Super Retail - 0.0%
EG Global Finance PLC 6.75% 2/7/25 (h)	5,081	4,990
Technology - 0.1%
Cloud Software Group, Inc. 9% 9/30/29 (h)	8,495	7,608
CommScope, Inc. 6% 3/1/26 (h)	5,800	5,322
TOTAL TECHNOLOGY		12,930
Telecommunications - 0.9%
Altice Financing SA 5.75% 8/15/29 (h)	30,000	22,492
Altice France SA:
5.125% 1/15/29 (h)	8,087	5,637
5.125% 7/15/29 (h)	10,905	7,636
5.5% 1/15/28 (h)	8,480	6,221
5.5% 10/15/29 (h)	8,370	5,945
Consolidated Communications, Inc. 5% 10/1/28 (h)	410	303
Frontier Communications Holdings LLC:
5% 5/1/28 (h)	4,005	3,394
8.75% 5/15/30 (h)	1,560	1,505
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	22,343	20,410
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (h)	810	670
6.75% 10/15/27 (h)	8,250	7,716
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (h)	710	618
Windstream Escrow LLC 7.75% 8/15/28 (h)	18,810	15,843
TOTAL TELECOMMUNICATIONS		98,390
Textiles/Apparel - 0.0%
Victoria's Secret & Co. 4.625% 7/15/29 (h)	4,010	3,009
Utilities - 0.1%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 12.2371% 10/8/26 (b)(c)(e)	5,945	5,982
TOTAL NONCONVERTIBLE BONDS (Cost $582,954)		556,093

Common Stocks - 1.6%
	Shares	Value ($) (000s)
Broadcasting - 0.0%
ION Media Networks, Inc. (e)(j)	2,842	0
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(j)	512,868	5,021
TNT Crane & Rigging LLC warrants 10/31/25 (e)(j)	86,957	17
TOTAL CAPITAL GOODS		5,038
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(j)	115,087	10,705
Carnelian Point Holdings LP warrants (e)(j)	18,944	55
Lime Tree Bay Ltd. (e)(j)	2,899	114
TOTAL DIVERSIFIED FINANCIAL SERVICES		10,874
Energy - 1.2%
California Resources Corp. (k)	885,119	47,221
California Resources Corp. warrants 10/27/24 (j)	48,025	869
Chesapeake Energy Corp. (k)	587,218	49,526
Chesapeake Energy Corp. (j)(l)	4,049	341
Denbury, Inc. (j)	391,783	34,442
EP Energy Corp. (e)(j)	80,740	486
TOTAL ENERGY		132,885
Entertainment/Film - 0.1%
New Cineworld Ltd. (e)	530,355	7,955
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(j)	542,500	9,803
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(j)	4,171	0
Telecommunications - 0.0%
GTT Communications, Inc. (e)	118,360	1,462
Utilities - 0.1%
TexGen Power LLC (e)(j)	524,336	17,670
TOTAL COMMON STOCKS (Cost $90,059)		185,687

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (e)(j) (Cost $8,235)	65,882	36,704

Preferred Securities - 0.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 0.4%
Bank of America Corp.:
6.25% (b)(m)	16,055	15,906
8.631% (b)(c)(m)	2,165	2,170
JPMorgan Chase & Co.:
6% (b)(c)(m)	7,500	7,518
6.1% (b)(m)	7,795	7,753
6.75% (b)(m)	9,000	8,994
TOTAL BANKS & THRIFTS		42,341
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.3487% (b)(c)(m)	41,855	37,879
TOTAL PREFERRED SECURITIES (Cost $80,086)		80,220

Other - 0.8%
	Shares	Value ($) (000s)
Other - 0.8%
Fidelity Private Credit Central Fund LLC (l) (Cost $87,731)	8,821,001	88,651

Money Market Funds - 6.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.32% (n)	666,582,714	666,716
Fidelity Securities Lending Cash Central Fund 5.32% (n)(o)	61,226,502	61,233
TOTAL MONEY MARKET FUNDS (Cost $727,925)		727,949

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $11,874,211)	11,624,702
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(237,098)
NET ASSETS - 100.0%	11,387,604

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $20,187,000 and $19,918,000, respectively.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $520,953,000 or 4.6% of net assets.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $88,992,000 or 0.8% of net assets.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	38

Fidelity Private Credit Central Fund LLC	5/01/22 - 7/07/23	87,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	817,241	1,876,990	2,027,515	18,842	-	-	666,716	1.6%
Fidelity Private Credit Central Fund LLC	42,412	140,203	95,365	6,075	-	1,401	88,651	13.9%
Fidelity Securities Lending Cash Central Fund 5.32%	-	275,987	214,754	14	-	-	61,233	0.2%
Total	859,653	2,293,180	2,337,634	24,931	-	1,401	816,600

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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